Schedule I—Parent Company only Condensed Financial Information - Schedule of Parent Company Only Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	6,839,600	5,000,000
Ordinary shares, shares outstanding	6,839,600	5,000,000